UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	07/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Insight Core Plus Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund
July 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 94.9%
Aerospace & Defense - .8%
General Dynamics,
Gtd. Notes	2.88	5/11/20	232,000		231,583
United Technologies,
Sr. Unscd. Notes	1.50	11/1/19	139,000		136,771
					368,354
Airlines - 2.2%
American Airlines,
Ser. 2013-2, Cl. B	5.60	7/15/20	268,410	[a]	272,976
American Airlines,
Ser. 2017-1, Cl. AA	3.65	2/15/29	192,200		187,555
American Airlines,
Ser. 2017-2, Cl. AA	3.35	10/15/29	288,000		276,670
British Airways,
Ser. 2013-1, Cl. B	5.63	6/20/20	84,104	[a]	85,575
United Airlines,
Ser. 2018-1, Cl. B	4.60	3/1/26	171,000		171,309
					994,085
Asset-Backed Certificates./Other - 9.0%
Antares CLO,
Ser. 2017-1A, Cl. B, 3 Month LIBOR +
2.40%	4.76	7/20/28	275,000[a,b,c]		276,915
Arbor Realty Commercial Real Estate
CLO,
Ser. 2017-FL2, Cl. A, 1 Month LIBOR +
0.99%	3.06	8/15/27	213,000[a,b,c]		213,568
Arbor Realty Commercial Real Estate
CLO,
Ser. 2017-FL3, Cl. A, 1 Month LIBOR +
0.99%	3.06	12/15/27	140,000[a,b,c]		140,680
Arbor Realty Commercial Real Estate
CLO,
Ser. 2018-FL1, 1 Month LIBOR + 1.15%	3.21	6/15/28	415,000[a,b,c]		416,859
BCC Funding XIII,
Ser. 2016-1, Cl. A2	2.20	12/20/21	151,381	[a]	150,646
BCC Funding XIV,
Ser. 2018-1A, Cl. A	2.96	6/20/23	123,000	[a]	122,448
DB Master Finance,
Ser. 2017-1A, Cl. A2	3.63	11/20/47	61,690	[a]	60,056
Golub Capital Partners CLO,
Ser. 2017-19RA, Cl. A2, 3 Month LIBOR
+ 1.80%	4.16	7/26/29	340,000[a,b,c]		340,741

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 94.9% (continued)
Asset-Backed Certificates./Other - 9.0% (continued)
Greystone Commercial Real Estate CLO,
Ser. 2017-FL1A, Cl. A, 1 Month LIBOR +
1.55%	3.62	3/15/27	100,000	[a,b,c]	100,132
IVY Hill Middle Market Credit Fund XII
CLO,
Ser. 2012-A, Cl. A2, 3 Month LIBOR +
2.25%	4.61	7/20/29	340,000	[a,b,c]	340,236
LoanCore,
Ser. 2015-CRE1, Cl. A, 1 Month LIBOR +
1.13%	3.20	5/15/28	100,000	[a,b]	100,303
Marlette Funding Trust,
Ser. 2018-2	3.06	7/17/28	323,173	[a]	323,136
MVW Owner Trust,
Ser. 2016-1A, Cl. A	2.25	12/20/33	101,222	[a]	98,563
PNMAC FMSR Issuer Trust,
Ser. 2018-FT1, Cl. A, 1 Month LIBOR +
2.35%	4.44	4/25/23	125,000	[a,b]	126,094
SCF Equipment Leasing,
Ser. 2017-2A, Cl. A	3.41	12/20/23	84,765	[a]	83,850
Sofi Consumer Loan Program,
Ser. 2017-3, Cl. A	2.77	5/25/26	202,499	[a]	200,819
Sofi Consumer Loan Program,
Ser. 2018-1, Cl. B	3.65	2/25/27	148,000	[a]	146,456
Spirit Master Funding,
Ser. 2014-2A, Cl. A	5.76	3/20/41	287,276	[a]	294,609
TAL Advantage,
Ser. 2013-1A, Cl. A	2.83	2/22/38	193,417	[a]	188,802
Textainer Marine Containers,
Ser. 2017-1A, Cl. A	3.72	5/20/42	114,512	[a]	113,412
Triton Container Finance,
Ser. 2017-2A, Cl. A	3.62	8/20/42	37,625	[a]	36,954
VSE VOI Mortgage,
Ser. 2016-A, Cl. A	2.54	7/20/33	185,711	[a]	181,148
					4,056,427
Asset-Backed Ctfs./Auto Receivables - 2.5%
AmeriCredit Automobile Receivables,
Ser. 2015-4, Cl. A3	1.70	7/8/20	29,328		29,304
CPS Auto Receivables Trust,
Ser. 2015-B, Cl. A	2.55	2/18/20	21,349	[a]	21,346
CPS Auto Trust,
Ser. 2016-D, Cl. B	2.11	3/15/21	281,000	[a]	279,772
Drive Auto Receivables Trust,
Ser. 2016-CA, Cl. B	2.37	11/16/20	34,078	[a]	34,064
DT Auto Owner Trust,
Ser. 2018-2A, Cl. B	3.67	3/15/24	151,000	[a]	151,041
Flagship Credit Auto Trust,
Ser. 2016-1, Cl. A	2.77	12/15/20	41,604	[a]	41,612

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 94.9% (continued)
Asset-Backed Ctfs./Auto Receivables - 2.5% (continued)
Navistar Financial Dealer Note Master
Owner Trust II,
Ser. 2016-1, Cl. A, 1 Month LIBOR +
1.35%	3.41	9/27/21	309,000	[a,b]	309,497
NextGear Floorplan Master Owner Trust,
Ser. 2017-1A, Cl. A2	2.54	4/18/22	265,000	[a]	261,946
					1,128,582
Asset-Backed Ctfs./Student Loans - 2.4%
DRB Prime Student Loan Trust,
Ser. 2016-B, Cl. A2	2.89	6/25/40	65,074	[a]	64,127
DRB Prime Student Loan Trust,
Ser. 2017-A, Cl. A2B	2.85	5/27/42	387,000	[a]	378,041
SMB Private Education Loan Trust,
Ser. 2017-A, Cl. A2A	2.88	9/15/34	300,000	[a]	293,264
SMB Private Education Loan Trust,
Ser. 2017-B, Cl. A2B, 1 Month LIBOR +
.75%	2.82	10/15/35	154,000	[a,b]	154,626
Sofi Professional Loan Program,
Ser. 2017-C, Cl. B	3.56	7/25/40	201,000	[a,b]	196,338
					1,086,396
Automobiles & Components - .7%
Ford Motor Credit,
Sr. Unscd. Notes	2.34	11/2/20	313,000		304,996
Banks - 11.4%
Bank of America,
Sr. Unscd. Notes	3.00	12/20/23	353,000		342,753
Bank of America,
Sr. Unscd. Notes	3.37	1/23/26	588,000		568,263
Bank of America,
Sr. Unscd. Notes	3.71	4/24/28	230,000		221,746
Bank of America,
Sr. Unscd. Notes	4.45	3/3/26	118,000		118,682
Bank of Nova Scotia,
Jr. Sub. Notes	4.65	10/12/49	106,000		96,871
Barclays,
Sub. Notes	4.84	5/9/28	305,000		291,129
Barclays Bank,
Sr. Unscd. Notes, 3 Month LIBOR +
0.46%	2.79	1/11/21	315,000	[b]	315,584
Citigroup,
Sr. Unscd. Notes	3.89	1/10/28	200,000		194,323
Citigroup,
Sr. Unscd. Notes	4.60	3/9/26	181,000		181,876
Citigroup,
Sr. Unscd. Notes, 3 Month LIBOR +
1.43%	3.73	9/1/23	203,000	[b]	208,394
Citigroup,
Sub. Notes	5.30	5/6/44	174,000		182,156

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 94.9% (continued)
Banks - 11.4% (continued)
Goldman Sachs Group,
Sr. Unscd. Notes	3.50	11/16/26	182,000		172,975
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR +
1.75%	4.09	10/28/27	250,000	[b]	257,615
HSBC Capital Funding,
Gtd. Notes	10.18	12/31/18	325,000	[a]	489,937
JPMorgan Chase & Co,
Jr. Sub. Notes, Ser. CC	4.63	5/1/18	211,000		197,433
JPMorgan Chase & Co,
Jr. Sub. Notes, Ser. I, 3 Month LIBOR +
3.47%	5.81	10/30/18	387,000	[b]	389,187
JPMorgan Chase & Co,
Sr. Unscd. Notes	2.70	5/18/23	260,000		249,279
Morgan Stanley,
Sr. Unscd. Notes	4.30	1/27/45	40,000		39,106
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/24/20	425,000		442,812
Santander,
Sr. Unscd. Notes, 3 Month LIBOR + .30%	2.65	11/3/20	216,000	[b]	215,634
					5,175,755
Beverage Products - 1.3%
Anheuser-Busch InBev Finance,
Gtd. Notes	3.70	2/1/24	145,000		146,067
Anheuser-Busch InBev Finance,
Gtd. Notes	4.70	2/1/36	115,000		118,459
Bacardi,
Gtd. Notes	5.30	5/15/48	310,000	[a]	303,001
					567,527
Commercial & Professional Services - .4%
ERAC USA Finance,
Gtd. Notes	4.50	2/15/45	215,000	[a]	204,368
Commercial Mortgage Pass-Through Ctfs. - 3.3%
CGMS Commercial Mortgage Trust,
Ser. 2017-MDRB, Cl. A	3.17	7/15/30	46,442	[a]	46,314
Citigroup Commercial Mortgage Trust,
Ser. 2013-375P, Cl. D	3.63	5/10/35	350,000	[a]	342,909
Citigroup Commercial Mortgage Trust,
Ser. 2016-P6, Cl. C	4.43	12/10/49	67,000		65,131
FREMF Mortgage Trust,
Ser. 2015-K44, Cl. B	3.68	1/25/48	90,000	[a]	87,804
Latitude Management Real Estate Capital,
Ser. 2015-CRE1, Cl. AR	3.06	11/22/21	180,000	[a]	180,450
Latitude Management Real Estate Capital,
Ser. 2016-CRE2, Cl. A	3.78	11/24/31	125,000	[a]	124,375

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 94.9% (continued)
Commercial Mortgage Pass-Through Ctfs. - 3.3% (continued)
MSBAM Commercial Mortgage Securities
Trust,
Ser. 2012-CKSV, Cl. C	4.43	10/15/30	540,000	[a]	529,482
MSDB Trust,
Ser. 2017-712F, Cl. C	3.75	7/11/39	30,900	[a]	29,611
PNMAC GMSR Issuer Trust,
Ser. 2018-GT1, Cl. A, 1 Month LIBOR +
2.85%	4.94	2/25/23	100,000	[a,b,d]	101,292
					1,507,368
Consumer Discretionary - .7%
Global Partners,
Gtd. Notes	6.25	7/15/22	104,000		101,400
Royal Caribbean Cruises,
Sr. Unscd. Notes	2.65	11/28/20	39,000		38,285
Wyndham Destinations,
Sr. Scd. Notes	4.50	4/1/27	181,000		177,833
					317,518
Diversified Financials - 1.7%
GE Capital International Funding,
Gtd. Notes	2.34	11/15/20	215,000		210,556
Nasdaq,
Sr. Unscd. Notes	3.85	6/30/26	238,000		230,963
SAFG Retirement Services,
Sr. Unscd. Notes	8.13	4/28/23	145,000		167,470
Synchrony Financial,
Sr. Unscd. Notes	2.60	1/15/19	164,000		163,820
					772,809
Energy - 6.8%
Andeavor Logis,
Gtd. Notes	4.25	12/1/27	168,000		165,783
Cimarex Energy,
Sr. Unscd. Notes	3.90	5/15/27	75,000		72,324
CITGO Petroleum,
Sr. Scd. Notes	6.25	8/15/22	406,000	[a]	411,075
Enbridge,
Sr. Unscd. Notes	5.50	12/1/46	136,000		151,318
EnLink Midstream Partners,
Jr. Sub. Notes, Ser. C	6.00	12/15/49	79,000		68,759
Enterprise Products Operating,
Gtd. Notes	5.38	2/15/78	64,000		60,427
Exterran Energy Solutions,
Gtd. Notes	8.13	5/1/25	17,000		17,893
Gulfport Energy,
Gtd. Notes	6.38	1/15/26	83,000		80,510
Kinder Morgan,
Gtd. Notes	8.05	10/15/30	185,000		223,734

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 94.9% (continued)
Energy - 6.8% (continued)
Kinder Morgan Energy Partners,
Gtd. Notes	9.00	2/1/19	130,000		133,974
Marathon Petroleum,
Sr. Unscd. Notes	4.75	9/15/44	118,000		116,030
Motiva Enterprises,
Sr. Unscd. Notes	6.85	1/15/40	300,000	[a]	343,190
MPLX,
Sr. Unscd. Notes	4.90	4/15/58	105,000		97,466
MPLX,
Sr. Unscd. Notes	5.20	3/1/47	117,000		118,848
Parkland Fuel,
Sr. Unscd. Notes	6.00	4/1/26	42,000	[a]	41,528
PBF Holding,
Gtd. Notes	7.25	6/15/25	392,000		412,580
Petroleos Mexicanos,
Gtd. Notes	6.75	9/21/47	205,000		189,625
Range Resources,
Gtd. Notes	5.00	3/15/23	95,000		91,556
Sabal Trail Trans,
Sr. Unscd. Notes	4.25	5/1/28	28,000	[a]	28,008
Spectra Energy Partners,
Sr. Unscd. Notes	3.38	10/15/26	97,000		91,156
Sunoco Finance,
Gtd. Notes	5.50	2/15/26	129,000	[a]	123,034
Williams Partners,
Sr. Unscd. Notes	4.30	3/4/24	52,000		52,513
					3,091,331
Food Products - .8%
Campbell Soup,
Sr. Unscd. Notes	4.15	3/15/28	103,000		98,775
General Mills,
Sr. Unscd. Notes	3.20	4/16/21	41,000		40,796
Grupo Bimbo,
Sub. Notes	5.95	4/17/18	200,000	[a]	204,000
					343,571
Health Care - .6%
Celgene,
Sr. Unscd. Notes	5.00	8/15/45	10,000		10,084
CVS Health,
Sr. Unscd. Notes	4.30	3/25/28	177,000		176,675
Mylan,
Gtd. Notes	3.95	6/15/26	69,000		66,242
Valeant Pharmaceuticals,
Sr. Scd. Notes	5.50	11/1/25	17,000	[a]	17,080
					270,081

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 94.9% (continued)
Industrials - 1.3%
General Electric,
Jr. Sub. Debs., Ser. D	5.00	12/29/49	104,000		102,300
General Electric,
Sub. Notes	5.30	2/11/21	75,000		78,512
Heathrow Funding,
Sr. Scd. Bonds	4.88	7/15/21	100,000	[a]	104,337
Pitney Bowes,
Sr. Unscd. Notes	4.38	5/15/22	235,000		215,612
Sydney Airport Finance,
Sr. Scd. Notes	3.38	4/30/25	70,000	[a]	66,464
					567,225
Information Technology - .2%
j2 Cloud Services,
Gtd. Notes	6.00	7/15/25	100,000	[a]	101,750
Insurance - 5.5%
Allstate,
Jr. Sub. Bonds	6.50	5/15/57	325,000		366,437
American International Group,
Jr. Sub. Notes	8.18	5/15/58	325,000		412,750
Liberty Mutual Group,
Gtd. Notes, 3 Month LIBOR + 2.91%	5.25	3/15/37	421,000	[a,b]	414,685
Lincoln National,
Sr. Unscd. Notes	3.80	3/1/28	133,000		129,302
Massachusetts Mutual Life Insurance,
Sub. Notes	4.90	4/1/77	179,000	[a]	177,463
MetLife,
Jr. Sub. Notes	6.40	12/15/36	216,000		230,040
Pricoa Global Funding,
Scd. Notes	2.45	9/21/22	150,000	[a]	143,462
Principal Financial Group,
Gtd. Notes	3.10	11/15/26	195,000		181,865
Prudential Financial,
Jr. Sub. Notes	5.20	3/15/44	400,000		397,500
Trinity Acquisition,
Gtd. Notes	4.40	3/15/26	43,000		42,780
					2,496,284
Internet Software & Services - .8%
Tencent Holdings,
Sr. Unscd. Notes	3.60	1/19/28	400,000	[a]	381,450
Media - 3.6%
CCO Holdings,
Sr. Unscd. Notes	5.75	2/15/26	94,000	[a]	93,699
Charter Communication,
Sr. Scd. Notes	4.46	7/23/22	220,000		223,745
Discovery Communications,
Gtd. Notes	5.00	9/20/37	68,000		66,888

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 94.9% (continued)
Media - 3.6% (continued)
Grupo Televisa,
Sr. Unscd. Notes	5.00	5/13/45	200,000		190,924
Numericable-SFR,
Sr. Scd. Bonds	6.25	5/15/24	250,000	[a]	249,375
Sirius XM Radio,
Sr. Unscd. Notes	5.00	8/1/27	188,000	[a]	179,540
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	166,000		189,933
VTR Finance,
Sr. Scd. Notes	6.88	1/15/24	425,000	[a]	440,895
					1,634,999
Metals & Mining - 2.4%
BHP Billiton Finance USA,
Gtd. Notes	6.75	10/19/75	400,000	[a]	438,000
Ferroglobe,
Gtd. Notes	9.38	3/1/22	150,000	[a]	154,688
First Quantum Minerals,
Gtd. Notes	7.25	4/1/23	200,000	[a]	201,750
Teck Resources,
Gtd. Notes	5.20	3/1/42	296,000		274,540
					1,068,978
Municipal Bonds - .9%
California,
GO (Various Purpose)	7.55	4/1/39	270,000		399,511
Semiconductors & Semiconductor Equipment - 1.0%
NXP,
Gtd. Notes	3.88	9/1/22	448,000	[a]	442,400
Telecommunication Services - 2.2%
AT&T,
Sr. Unscd. Notes	4.50	5/15/35	300,000		281,484
AT&T,
Sr. Unscd. Notes	4.75	5/15/46	70,000		64,306
Sprint Spectrum,
Sr. Scd. Notes	4.74	3/20/25	207,000	[a]	205,944
Verizon Communications,
Sr. Unscd. Notes	4.67	3/15/55	72,000		67,986
Verizon Communications,
Sr. Unscd. Notes	5.01	8/21/54	395,000		396,085
					1,015,805
Transportation - .7%
Ryder System,
Gtd. Notes	3.50	6/1/21	194,000		194,456
Union Pacific,
Sr. Unscd. Notes	4.50	9/10/48	98,000		102,714
					297,170

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 94.9% (continued)
U. S. Government Agencies Mortgage-Backed - 9.3%
Federal Home Loan Mortgage Corporation
3.50%			550,000	[d,e]	544,812
Federal National Mortgage Association
2.50%			1,260,000	[d,e]	1,219,739
3.00%			400,000	[d,e]	385,586
4.00%			960,000	[d,e]	975,337
Government National Mortgage Association II
3.50%			1,080,000	[e]	1,081,772
					4,207,246
U. S. Government Securities - 18.3%
U.S. Treasury Bonds	3.00	2/15/48	1,065,000		1,048,838
U.S. Treasury Bonds	3.50	2/15/39	665,000		712,914
U.S. Treasury Notes	2.25	8/15/27	788,700		744,752
U.S. Treasury Notes	2.63	6/30/23	74,100		73,359
U.S. Treasury Notes	2.75	5/31/23	1,012,300		1,008,306
U.S. Treasury Notes	2.75	6/30/25	206,700		204,488
U.S. Treasury Notes	2.75	4/30/23	1,013,500		1,009,264
U.S. Treasury Notes	2.75	2/15/28	310,000		304,617
U.S. Treasury Notes	2.88	5/15/28	1,252,800		1,244,016
U.S. Treasury Notes	2.88	4/30/25	1,942,700		1,937,654
					8,288,208
Utilities - 4.1%
Black Hills,
Sr. Unscd. Notes	3.95	1/15/26	193,000		190,152
Black Hills,
Sr. Unscd. Notes	4.25	11/30/23	100,000		101,571
Cleveland Electric Illuminating,
Sr. Unscd. Notes	3.50	4/1/28	150,000	[a]	142,817
Duquesne Light Holdings,
Sr. Unscd. Notes	6.40	9/15/20	163,000	[a]	171,635
Enel Finance International,
Gtd. Notes	2.75	4/6/23	200,000	[a]	188,735
Exelon,
Sr. Unscd. Notes	3.40	4/15/26	91,000		87,163
FirstEnergy,
Sr. Unscd. Notes	4.85	7/15/47	79,000		81,521
Kansas City Power & Light,
Sr. Unscd. Notes	4.20	6/15/47	167,000		164,527
NiSource,
Jr. Sub. Notes	5.65	12/15/66	134,000	[a]	133,498
PPL Electric Utilities,
First Mortgage Bond	4.15	6/15/48	315,000		320,674
Southern Co Gas Capital,
Gtd. Notes	3.95	10/1/46	98,000		89,956

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 94.9% (continued)
Utilities - 4.1% (continued)
Southern Co Gas Capital,
Gtd. Notes	4.40	5/30/47	211,000	206,150
				1,878,399
Total Bonds and Notes
(cost $43,232,280)				42,968,593

Preferred Bonds - 1.2%
Foreign/Governmental - 1.2%
CoBank,
Bonds, Ser. F
(cost $542,100)	6.25	7/2/67	5,200	546,572
	7-Day
Description	Yield (%)		Shares	Value ($)
Investment Companies - 12.8%
Registered Investment Companies
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $5,773,520)	1.89		5,773,520 [f]	5,773,520
Total Investments (cost $49,547,900)			108.9%	49,288,685
Liabilities, Less Cash and Receivables			(8.9%)	(4,010,865)
Net Assets			100.0%	45,277,820

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at $14,640,697 or 32.34% of net assets.

[b]	Variable rate security—rate shown is the interest rate in effect at period end.
[c]	Illiquid security. At the period end, the value of these securities amounted to $1,829,131 or 4.04% of net assets.
[d]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[e]	Purchased on a forward commitment basis.
[f]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	4,859,133	-	4,859,133
Commercial Mortgage-Backed	-	1,406,076	-	1,406,076
Collateralized Loan Obligations	-	1,412,272	-	1,412,272
Corporate Bonds†	-	22,294,855	-	22,294,855
Equity Securities-Domestic
Preferred Stocks†	546,572	-	-	546,572
Municipal Bonds	-	399,511	-	399,511
Registered Investment Company	5,773,520	-	-	5,773,520
Residential Mortgage-Backed	-	101,292	-	101,292
U.S. Government
Agencies/Mortgage-Backed	-	4,207,246	-	4,207,246
U.S. Treasury	-	8,288,208	-	8,288,208

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

At July 31, 2018, accumulated net unrealized depreciation on investments was $259,215, consisting of $356,221 gross unrealized appreciation and $615,436 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 17, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)